Post-employment benefit plans - Components of Post-Employment Benefit Plans Service Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
DC pension	$ (118)	$ (113)
Capitalized benefit plans cost	64	72
Total post-employment benefit plans service cost	(249)	(266)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(193)	(223)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (2)	$ (2)